Related-party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 21.	Related-party Transactions

(a)	Name and relationship

Name of related parties	Relationship

Innolux Corporation (INX)	Principal Owner, not included as related party since June 19, 2013 (1)
Chi Mei Optoelectronics Japan, Co., Ltd. (CMO-Japan)	The subsidiary of INX, not included as related party since June 19, 2013 (1)
NingBo Innolux Optoelectronics Ltd. (INXO-NingBo)	The subsidiary of INX, not included as related party since June 19, 2013 (1)
NingBo Innolux Technology Ltd. (INXT-NingBo)	The subsidiary of INX, not included as related party since June 19, 2013 (1)
Foshan Innolux Optoelectronics Ltd. (INXO-Foshan)	The subsidiary of INX, not included as related party since June 19, 2013 (1)
NingBo Innolux Logistics Ltd. (INXL-NingBo)	The subsidiary of INX, not included as related party since June 19, 2013 (1)
Foshan Innolux Logistics Ltd. (INXL-Foshan)	The subsidiary of INX, not included as related party since June 19, 2013 (1)
NingBo Innolux Display Ltd. (INXD-NingBo)	The subsidiary of INX, not included as related party since June 19, 2013 (1)
TPO Displays (Shanghai) Ltd. (TPO Shanghai)	The subsidiary of INX, not included as related party since June 19, 2013 (1)
TPO Displays (Nanjing) Ltd. (TPO-NJ)	The subsidiary of INX, not included as related party since June 19, 2013 (1)

(1)
Chimei Innolux Corporation (CMI), NingBo Chi Mei Electronics Ltd. (CME-NingBo), NingBo Chi Mei Optoelectronics Ltd. (CMO-NingBo), NanHai Chi Mei Optoelectronics Ltd. (CMO-NanHai), NingBo Chi Mei Logistics Corp. (CMLC-NingBo), Foshan Chi Mei Logistics Ltd. (CMLC-Foshan) and NingBo ChiHsin Electronics Ltd. (Chi Hsin-NingBo) changed their names to Innolux Corporation (INX), NingBo Innolux Optoelectronics Ltd. (INXO-NingBo), NingBo Innolux Technology Ltd. (INXT-NingBo), Foshan Innolux Optoelectronics Ltd. (INXO-Foshan), NingBo Innolux Logistics Ltd. (INXL-NingBo), Foshan Innolux Logistics Ltd. (INXL-Foshan) and NingBo Innolux Display Ltd. (INXD-NingBo), respectively. On June 19, 2013, INX disposed of its entire holding shares of the Company, so that INX ceased to be the Company’s shareholder and INX and its affiliates was not a related party to the Company since that day. The related transactions were disclosed as of June 19, 2013.

(b)	Significant transactions with related parties

(i)	Revenues

Revenues from related parties for the year ended December 31, 2013 are summarized as follows:

Amount
(in thousands)

INXT- NingBo	$32,045
INX	26,695
INXO- Foshan	10,564
INXO- NingBo	6,416
TPO Shanghai	5,632
INXD- NingBo	2,534
Others (individually below 5%)	2,669
$86,555

A breakdown by product type for sales to INX and its affiliates for the year ended December 31, 2013 is summarized as follows:

Amount
(in thousands)

Display driver for large-size applications	$54,813
Display driver for consumer electronics applications	24,965
Display driver for mobile handsets	1,863
Others	4,914
$86,555

The sales prices with INX and its affiliates are comparable to those offered to unrelated third parties.

(ii)	Lease

The Company entered into several lease contracts with INX, INXL-NingBo, INXL-Foshan and INXO-Foshan for leasing office space, facilities and inventory locations. For the years ended December 31, 2013, the related rent and utility expenses resulting from the aforementioned transactions amounted to $373 thousand and were recorded as cost of revenue and operating expenses in the consolidated statements of income.

(iii)	Others

In 2013, the Company purchased consumable and miscellaneous items amounting to $8 thousand from INX, which was charged to cost of revenues and operating expenses.